CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance beginning at Dec. 31, 2016		$ 3,158	$ 226,140	$ (283,828)		$ (54,530)
Balance beginning (in shares) at Dec. 31, 2016		3,157,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for cash		$ 6,749	93,251			100,000
Issuance of common stock for cash (in shares)		6,749,000
Fair value of warrants issued in connection with convertible debt			2,131			2,131
Net loss				(958,282)		(958,282)
Balance ending at Dec. 31, 2017		$ 9,907	321,522	(1,242,110)		(910,681)
Balance ending (in shares) at Dec. 31, 2017		9,906,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in connection with convertible debt			277			277
Net loss				(313,424)		(313,424)
Balance ending at Mar. 31, 2018		$ 9,907	321,799	(1,555,534)		(1,223,828)
Balance ending (in shares) at Mar. 31, 2018		9,906,526
Balance beginning at Dec. 31, 2017		$ 9,907	321,522	(1,242,110)		(910,681)
Balance beginning (in shares) at Dec. 31, 2017		9,906,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,021,568)
Balance ending at Sep. 30, 2018		$ 19,183	2,592,110	(2,263,678)		347,615
Balance ending (in shares) at Sep. 30, 2018		19,182,540
Balance beginning at Dec. 31, 2017		$ 9,907	321,522	(1,242,110)		(910,681)
Balance beginning (in shares) at Dec. 31, 2017		9,906,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in connection with convertible debt			2,604			2,604
Issuance of common stock for services		$ 106	5,042			5,148
Issuance of common stock for services (in shares)		106,468
Conversion of convertible notes and accrued interest to common stock		$ 5,688	2,269,362			2,275,050
Conversion of convertible notes and accrued interest to common stock (in shares)		5,687,630
Effect of reverse recapitalization		$ 3,505	(3,496)			9
Effect of reverse recapitalization (in shares)		3,505,000
Net loss				(1,426,102)		(1,426,102)
Balance ending at Dec. 31, 2018		$ 19,206	2,595,034	(2,668,212)		(53,972)
Balance ending (in shares) at Dec. 31, 2018		19,205,624
Balance beginning at Mar. 31, 2018		$ 9,907	321,799	(1,555,534)		(1,223,828)
Balance beginning (in shares) at Mar. 31, 2018		9,906,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in connection with convertible debt			513			513
Net loss				(266,243)		(266,243)
Balance ending at Jun. 30, 2018		$ 9,907	322,312	(1,821,777)		(1,489,558)
Balance ending (in shares) at Jun. 30, 2018		9,906,526
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in connection with convertible debt			1,814			1,814
Issuance of common stock for services		$ 83	2,118
Issuance of common stock for services (in shares)		83,384
Conversion of convertible notes and accrued interest to common stock		$ 5,688	2,269,362			2,275,050
Conversion of convertible notes and accrued interest to common stock (in shares)		5,687,630
Effect of reverse recapitalization		$ 3,505	(3,496)			9
Effect of reverse recapitalization (in shares)		3,505,000
Net loss				(441,901)		(441,901)
Balance ending at Sep. 30, 2018		$ 19,183	2,592,110	(2,263,678)		347,615
Balance ending (in shares) at Sep. 30, 2018		19,182,540
Balance ending at Dec. 31, 2018		$ 19,206	2,595,034	(2,668,212)		(53,972)
Balance ending (in shares) at Dec. 31, 2018		19,205,624
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for services		$ 13	547			560
Issuance of common stock for services (in shares)		13,334
Fair value of stock options vested			4,334			4,334
Net loss				(410,259)		(410,259)
Balance ending at Mar. 31, 2019		$ 19,219	2,599,915	(3,078,471)		(459,337)
Balance ending (in shares) at Mar. 31, 2019		19,218,958
Balance beginning at Dec. 31, 2018		$ 19,206	2,595,034	(2,668,212)		(53,972)
Balance beginning (in shares) at Dec. 31, 2018		19,205,624
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(866,554)
Balance ending at Sep. 30, 2019		$ 19,251	2,608,207	(3,534,766)	(29)	(907,337)
Balance ending (in shares) at Sep. 30, 2019		19,250,626
Balance beginning at Mar. 31, 2019		$ 19,219	2,599,915	(3,078,471)		(459,337)
Balance beginning (in shares) at Mar. 31, 2019		19,218,958
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for services		$ 13	547			560
Issuance of common stock for services (in shares)		13,334
Capital contribution - related party			153			153
Foreign currency translation adjustment					316	316
Fair value of stock options vested			4,874			4,874
Net loss				(206,497)		(206,497)
Balance ending at Jun. 30, 2019		$ 19,232	2,605,489	(3,284,968)	316	(659,931)
Balance ending (in shares) at Jun. 30, 2019		19,232,292
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for services		$ 19	742			761
Issuance of common stock for services (in shares)		18,334
Foreign currency translation adjustment					(345)	(345)
Fair value of stock options vested			1,976			1,976
Net loss				(249,798)		(249,798)
Balance ending at Sep. 30, 2019		$ 19,251	$ 2,608,207	$ (3,534,766)	$ (29)	$ (907,337)
Balance ending (in shares) at Sep. 30, 2019		19,250,626